Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Detail) - Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member] - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 180.7	$ 141.7	$ 17.4
New contingent consideration related to acquisitions	246.3	61.0	138.5
Change in estimates	$ (77.1)	$ 7.1	$ 16.0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Acquisition Integration Divestiture And Related Expenses	Acquisition Integration Divestiture And Related Expenses	Acquisition Integration Divestiture And Related Expenses
Settlements	$ (52.8)	$ (28.9)	$ (30.2)
Foreign currency impact	2.1	(0.2)
Ending balance	$ 299.2	$ 180.7	$ 141.7